Concentrations, Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentrations, Risks and Uncertainties

Notes 15 – Concentrations, Risks and Uncertainties

Bank Liquidity and Financial Stability

At times, the Company maintains cash in United States bank accounts that are more than the Federal Deposit Insurance Corporation insured amounts. The Company maintains cash balances in foreign financial institutions. The Company regularly monitors the financial stability of this financial institution and believes that it is not exposed to any significant credit risk in cash and cash equivalents. However, in March and April 2023, certain U.S. government banking regulators took steps to intervene in the operations of certain financial institutions due to liquidity concerns, which caused general heightened uncertainties in financial markets. While these events have not had a material direct impact on the Company’s operations, if further liquidity and financial stability concerns arise with respect to banks and financial institutions, either nationally or in specific regions, the Company’s ability to access cash or enter into new financing arrangements may be threatened, which could have a material adverse effect on its business, financial condition and results of operations.

U.S. Trade Policies

U.S. government administration and members of the U.S. Congress have recently implemented significant changes in U.S. trade policy and taken certain actions that are impacting the Company’s business, including imposing tariffs on certain goods imported into the United States. Some of these changes have triggered retaliatory actions by affected countries and may result in “trade wars” and increased costs for goods imported into the United States. All of the Company’s products are manufactured and imported from China and the Company sells its products in Canada and other countries. The implementation of tariffs has resulted in an increase in the cost of the Company’s products. If the Company is unable to mitigate these increased costs through price increases, it may experience lower sales which would negatively impact its revenue, gross profit margin and results of operations.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Revenue Concentration

The Company derives a majority of its revenue from sales by retailers of its home karaoke consumer products in North America sales of its AI-enabled software logistics services in India. The Company’s allowance for credit losses is based upon management’s estimates and historical experience and reflects the fact that accounts receivable is concentrated with several large customers. As of June 30, 2025, 17% of accounts receivable were due from one customer in North America and 16% of accounts receivable were due from one customer in India that each individually owed more than 10% of the Company’s total accounts receivable. At December 31, 2024, 68% of accounts receivable were due from three customers in North America that each individually owed more than 10% of the Company’s total accounts receivable.

Revenue derived from the Company’s top customer and top three customers collectively as a percentage of total net sales was 11% and 66% of the Company’s revenue, respectively, for the three months ended June 30, 2025 and 2024, respectively. Revenue derived from the Company’s top three customers collectively as a percentage of total net sales was 37% and 71% of the Company’s revenue, respectively, for the six months ended June 30, 2025 and 2024, respectively. The loss of any of these customers could have an adverse impact on the Company.

Revenue from customers representing greater than 10% of total net sales that were derived from the Company’s top customer as a percentage of total net sales for the three months ended June 30, 2025 was 11%. Revenue from customers representing greater than 10% of total net sales that were derived from the Company’s top three customers as a percentage of total net sales for the three months ended June 30, 2024 was 39%, 14%, and 13%. Revenue from customers representing greater than 10% of total net sales that were derived from the Company’s top three customers as a percentage of total net sales for the six months ended June 30, 2025 was 10%, 11% and 16%. Revenue from customers representing greater than 10% of total net sales that were derived from the Company’s top three customers as a percentage of total net sales for the six months ended June 30, 2024 was 50%, 11%, and 10%. The loss of any of these customers could have an adverse impact on the Company.

Previously Reported [Member]
Concentrations, Risks and Uncertainties

Notes 16 – Concentrations, Risks and Uncertainties Bank Liquidity and Financial Stability

At times, the Company maintains cash in United States bank accounts that are more than the Federal Deposit Insurance Corporation insured amounts. The Company maintains cash balances in foreign financial institutions. The Company regularly monitors the financial stability of this financial institution and believes that it is not exposed to any significant credit risk in cash and cash equivalents. However, in March and April 2023, certain U.S. government banking regulators took steps to intervene in the operations of certain financial institutions due to liquidity concerns, which caused general heightened uncertainties in financial markets. While these events have not had a material direct impact on the Company’s operations, if further liquidity and financial stability concerns arise with respect to banks and financial institutions, either nationally or in specific regions, the Company’s ability to access cash or enter into new financing arrangements may be threatened, which could have a material adverse effect on its business, financial condition and results of operations.

U.S. Trade Policies

U.S. government administration and members of the U.S. Congress have recently implemented significant changes in U.S. trade policy and taken certain actions that are impacting the Company’s business, including imposing tariffs on certain goods imported into the United States. Some of these changes have triggered retaliatory actions by affected countries and may result in “trade wars” and increased costs for goods imported into the United States. All of the Company’s products are manufactured and imported from China and the Company sells its products in Canada and other countries. The implementation of tariffs has resulted in an increase in the cost of the Company’s products. If the Company is unable to mitigate these increased costs through price increases, it may experience lower sales which would negatively impact its revenue, gross profit margin and results of operations.

Revenue Concentration

The Company derives a majority of its revenues from sales of its products in North America by retailers. The Company’s allowance for credit losses is based upon management’s estimates and historical experience and reflects the fact that accounts receivable is concentrated with several large customers. At December 31, 2024, 68% of accounts receivable were due from three customers in North America that each individually owed more than 10% of the Company’s total accounts receivable. On December 31, 2023, 82% of accounts receivable were due from four customers in North America that each individually owed more than 10% of the Company’s total accounts receivable.

Revenue derived from the Company’s top five customers and top three customers collectively as a percentage of total net sales was 79% and 81% of our revenue, respectively, for the year ended December 31, 2024 and the nine months ended December 31, 2023, respectively. Revenues from customers representing greater than 10% of total net sales were derived from top four customers for the year ended December 31, 2024 as percentage of the net sales were 26%, 22%, 16% and 12%, respectively. Revenues from customers representing greater than 10% of total net sales were derived from top three customers for the nine months ended December 31, 2023 as percentage of the net sales were 48%, 21% and 12%. The loss of any of these customers could have an adverse impact on the Company.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023